ROYALTY AGREEMENT	6 Months Ended
Sep. 30, 2016
Royalty Agreement [Abstract]
Royalty Agreement [Text Block]
12.	ROYALTY AGREEMENT

Prior to the acquisition of IMT in April 2012, IMT entered into a Patent License Agreement with an unrelated third party (the “Licensee”). Under the terms of the perpetual license agreement, the Company will receive royalties from the Licensee based on a licensed product sold by the Licensee. There was no royalty income during the three and six month periods ended September 30, 2016 and 2015 under the terms of the agreement.